Annual Operating Expenses {- Fidelity High Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-10 - Fidelity High Income Fund - Fidelity High Income Fund
	Jun. 29, 2021
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual operating expenses	0.70%

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.